Share Capital, Share Premium and Shares Held in Treasury - Summary of Number of Ordinary Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
At end of year	2,123.6
Shares held in treasury [member]
Disclosure of classes of share capital [line items]
At end of year, treasury shares	(119,900,000)
Share capital [member]
Disclosure of classes of share capital [line items]
At start of period	2,042,700,000
At end of year	2,003,700,000	2,042,700,000
RELX PLC [member]
Disclosure of classes of share capital [line items]
At start of period	1,144,122,623	1,175,914,837
Issue of ordinary shares	2,019,483	1,907,786
Repurchase of ordinary shares	0
Net release of shares by the Employee Benefit Trust	0
Cancellation of shares	(22,460,000)	(33,700,000)
At end of year	1,123,682,106	1,144,122,623	1,175,914,837
Repurchase of ordinary shares	23,100,000	29,200,000	25,700,000
RELX PLC [member] | Shares held in treasury [member]
Disclosure of classes of share capital [line items]
At start of period, treasury shares	(63,600,000)
Issue of treasury shares	0
Repurchase of ordinary shares	(23,100,000)
Net release of shares by the Employee Benefit Trust	700,000
Cancellation of treasury shares	22,500,000
At end of year, treasury shares	(63,500,000)	(63,600,000)
RELX PLC [member] | Share capital [member]
Disclosure of classes of share capital [line items]
At start of period	1,080,500,000	1,106,600,000
Issue of ordinary shares	2,000,000	1,900,000
Repurchase of ordinary shares	(23,100,000)	(29,200,000)
Net release of shares by the Employee Benefit Trust	700,000	1,200,000
At end of year	1,060,100,000	1,080,500,000	1,106,600,000
RELX NV [member]
Disclosure of classes of share capital [line items]
At start of period	1,019,893,404	1,048,162,690
Issue of ordinary shares	2,067,694	1,730,714
Repurchase of ordinary shares	0
Net release of shares by the Employee Benefit Trust	0
Cancellation of shares	(22,000,000)	(30,000,000)
At end of year	999,961,098	1,019,893,404	1,048,162,690
Repurchase of ordinary shares	21,400,000	26,100,000	15,800,000
RELX NV [member] | Shares held in treasury [member]
Disclosure of classes of share capital [line items]
At start of period, treasury shares	(57,700,000)
Issue of treasury shares	0
Repurchase of ordinary shares	(21,400,000)
Net release of shares by the Employee Benefit Trust	700,000
Cancellation of treasury shares	22,000,000
At end of year, treasury shares	(56,400,000)	(57,700,000)
RELX NV [member] | Share capital [member]
Disclosure of classes of share capital [line items]
At start of period	962,200,000	985,300,000
Issue of ordinary shares	2,100,000	1,700,000
Repurchase of ordinary shares	(21,400,000)	(26,100,000)
Net release of shares by the Employee Benefit Trust	700,000	1,300,000
At end of year	943,600,000	962,200,000	985,300,000